Other Long-Term Assets	12 Months Ended
Dec. 31, 2020
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Other Long-Term Assets
25.	Other Long-Term Assets
The composition of other long-term assets is shown below:

		December 31	December 31
(in thousands)	Note	2020	2019

Intangible assets		$3,036	$3,419

Debt issue costs - Revolving Facility	17.1	5,202	5,154

Other		5,004	6,875

Total other long-term assets		$13,242	$15,448